UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800) 238-7701

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	May 31, 2013 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 64.95%

Agriculture Chemicals - 1.54%
1,300	CF Industries Holdings, Inc.	$ 248,248

Air Courier Services - 2.39%
4,000	FedEx Corp.	385,360

Aircraft - 5.41%
4,000	Boeing Co.	396,080
5,000	United Technologies Corp.	474,500
		870,580
Application Software - 3.90%
18,000	Microsoft Corp.	628,200

Beverages - 1.76%
3,500	PepsiCo, Inc.	282,695

Cable & Other Pay Television Services - 2.74%
7,000	Walt Disney Co.	441,560

Computer & Office Equipment - 2.20%
1,700	International Business Machines Corp.	353,634

Computer Peripheral Equipment - 1.91%
35,000	Xerox Corp.	307,650

Construction Machinery & Equipment - 1.86%
3,500	Caterpillar, Inc.	300,300

Electric & Other Services Combined - .75%
1,800	Duke Energy Corp.	120,474

Electric Services - .82%
4,000	Public Services Enterprises Group, Inc.	132,160

Finance Services - 2.12%
4,500	American Express Co.	340,695

Food Retail - 1.56%
3,800	Nestle S.A. ADR	252,016

Gold & Silver Ores - 1.53%
11,700	Barrick Gold Corp.	247,104

Industrial Metals & Minerals - 1.72%
14,100	Peabody Energy Corp.	277,347

National Commercial Banks - 5.51%
7,500	JP Morgan Chase & Co.	409,425
9,000	US Bancorp	315,540
4,000	Wells Fargo & Co.	162,200
		887,165
Natural Gas Transmission - 2.36%
10,000	Kinder Morgan, Inc.	379,800

Oil & Gas Filed Machinery & Equipment - 1.75%
4,000	National Oilwell Varco, Inc.	281,200

Personal Computers - 1.95%
700	Apple, Inc.	314,815

Petroleum Refining - .99%
2,400	Royal Dutch Shell ADR	159,288

Pharmaceutical Preparations - 4.44%
3,000	Johnson & Johnson	252,540
10,000	Pfizer, Inc.	272,300
5,000	Teva Pharmaceutical Industries, Ltd. ADR	191,000
		715,840
Plastic Materials, Synthetic Resins/Rubber - 1.87%
5,400	EI Dupont de Nemours & Co.	301,266

Retail-Drug Stores - 2.86%
8,000	CVS Caremark Corp.	460,640

Retail-Eating Places - 3.44%
2,600	McDonald's Corp.	251,082
4,800	Starbucks Corp.	303,072
		554,154
Search, Detection, Navigation, Guidance - 1.66%
4,000	Raytheon Co.	266,560

Semiconductors & Related Devices - 2.11%
14,000	Intel Corp.	339,920

Services-Computer Programming, Data Processing - 1.89%
350	Google, Inc. *	304,926

Soap, Detergent & Cleaning Preparations - 1.91%
4,000	Procter & Gamble Co.	307,040

TOTAL FOR COMMON STOCK (Cost $9,153,092) - 64.95%		10,460,637

CLOSED-END FUNDS - 1.21%
9,500	Western Asset Emerging Markets Debt Fund, Inc.	194,370

TOTAL FOR CLOSED-END FUNDS (Cost $198,327) - 1.21%		194,370

CORPORATE BONDS - 10.83%

Banks & Financial Institutions - .31%
50,000	Societe Generale Socgen Float, 2.5375%, 04/22/2020	49,511

Beverages - .49%
75,000	Beam, Inc., 6.375%, 06/15/2014	79,114

Bituminous Coal & Lignite Surface Mining - .33%
50,000	Peabody Energy Corp., 7.875%, 11/01/2026	53,015

Cement, Hydraulic - .63%
100,000	CRH America, Inc., 5.300%, 10/15/2013	101,623

Computer & Office Equipment - .48%
75,000	Hewlett-Packard Co., 4.750%, 06/02/2014	77,715

Containers-Paper/Plastics - .65%
100,000	Sealed Air Corp., 7.875%, 06/15/2017	104,085

Distribution/Wholesale - .32%
50,000	Tech Data, 3.750%, 09/21/2017	52,039

Diversified Banking Institutions - .96%
100,000	Ally Financial, Inc., 6.70%, 06/15/2018	102,460
50,000	Morgan Stanley, 3.000%, 08/31/2015	51,625
		154,085
Electric Services - .33%
50,000	Appalachian Power Co., 4.950%, 02/01/2015	53,187

Finance Services - .65%
100,000	Block Financial Corp., 5.125%, 10/30/2014	105,000

Integrated Oils - .95%
150,000	Murphy Oil Corp., 4.000%, 06/01/2022	153,750

Motor Vehicles & Passenger Car Bodies - .62%
100,000	Ford Motors Credit Float, 11/20/2018	100,000

Property & Casualty Insurnace - .66%
90,000	Berkshire Hathaway, Inc., 7.125%, 10/15/2023	107,100

Retail - Consumer Electronics Stores - .44%
70,000	Best Buy Co., Inc., 6.750%, 07/15/2013	70,455

Retail - Grocery Stores - .33%
50,000	Safeway, Inc., 4.750%, 12/01/2021	53,236

Retail - Lumber & Other Building Material Dealers - .48%
75,000	Home Depot, Inc., 5.250%, 12/16/2013	76,814

Security Broker Dealers - .32%
50,000	Morgan Stanley & Co., 3.000% , 11/09/2019 **	51,125

Software & Services - .64%
100,000	BMC Software, Inc., 4.500%, 12/01/2022	102,561

Sugar & Confectionery Products - .65%
100,000	WM. Wrigley Jr. Co., 4.650%, 07/15/2015	105,100

Telephone Communications - .59%
45,000	New York Telephone Co., 7.000%, 06/15/2013	44638
200,000	Qwest Corp., 6.125%, 06/01/2053	49,700
		94,338

TOTAL FOR CORPORATE BONDS (Cost $1,712,652) - 10.83%		1,743,853

STRUCTURED NOTES - 2.46%
200,000	Suntrust Bank, Atlanta, GA, 0.000%, 09/22/2014 *	255,122
100,000	Suntrust Bank, Atlanta, GA, 0.000%,0 3/27/2014 *	141,781

TOTAL FOR STRUCTURED NOTES (Cost $292,500) - 2.46%		396,903

REAL ESTATE INVESTMENT TRUST - 3.32%
10,000	Duke Realty Corp.	165,700
500	PS Business Park, Inc., 6.000%, Series T	12,585
2,000	Public Storage	303,600
2,000	Public Storage, PFD 6.500%, Series P	52,800

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $521,265) - 3.32%		534,685

PREFERRED SECURITIES - .77%
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/2049	75,450
2,000	Wells Fargo, 5.250%, Series P	49,180

TOTAL FOR PREFERRED SECURITIES (Cost $124,310) - .77%		124,630

SENIOR NOTE - .33%

Cellular Telecommunications - .33%
2,000	US Celluar Corp. PFD, 6.9618%, 05/15/2060	52,500

TOTAL FOR SENIOR NOTE (Cost $49,920) - .33%		52,500

MUNICIPAL BOND - 7.45%
40,000	Akron Econ Dvl, 5.50%, 12/01/2015	42,312
25,000	Belding MI Area Schools, 6.150%, 05/01/2024	27,461
75,000	Bridgeview IL 4.76%, 12/01/2013	76,565
35,000	Bryan County OK Indpt School District #72 Durant	38,374
70,000	Gary Community School Bldg., 7.50%, 02/01/2029	79,218
100,000	Georgia, 4.75%, 06/01/2028	100,533
30,000	Illinois St., 5.877%, 03/01/2019	34,098
50,000	Kalamazoo Mich Bldg Auth, 5.40%, 10/01/2025	52,247
25,000	Katy Texas Schools, 5.998%, 02/15/2030	29,275
100,000	Kern City Pension, 5.25%, 08/15/2019	72,881
55,000	Moncks BAB 6.299%, 12/01/2030	58,620
25,000	Napa, CA, Solid Waste, 5.06%, 08/01/2013	25,150
60,000	Reeves Cnty, TX Cops, 6.375%, 12/21/2021	60,259
50,000	Reeves Cnty TX Cops, 5.00%, 12/01/2016	50,477
40,000	Richland Bean Blossom Bldg. Corp., 5.750%, 01/15/2024	44,208
70,000	Saint Clair Cnty, IL School District, 4.00%, 01/01/2021	67,948
25,000	Sangamon Cnty, IL School District, 4.00%, 02/01/2015	26,351
25,000	Scago Public Facs Corp., 6.75%, 12/01/2029	28,685
25,000	Sedona AZ Wastewater 0.00%, 07/01/2021	19,333
207,000	Tobacco Settlement Auth Iowa, 6.50%, 06/01/2023	205,650
60,000	University Enterprises, Inc. CA 5.25%, 10/01/2020	60,480

TOTAL FOR MUNICIPAL BOND (Cost $1,200,170) - 7.45%		1,200,125

EXCHANGE TRADED FUNDS - 5.55%

1,000	iShares Barclays Intermediate Credit Bond Fund	110,090
500	iShares IBoxx $ High Yield Corporate Bond Fund	46,460
1,900	iShares JPMorgan Emerging Markets Bond Fund	218,557
2,000	iShares MSCI Emerging Markets Min Vol Index Fund	119,220
6,600	JPMorgan Alerian MLP Index ETN	299,970
4,000	Powershares Senior Loan Port	100,320

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $859,779) - 5.55%		894,617

SHORT TERM INVESTMENTS - 99.42%
410,499	Fidelity Money Market Portfolio Class Select 0.13%** (Cost $410,498)	410,499

TOTAL INVESTMENTS (Cost $14,522,513) - 99.42%		16,012,819

OTHER ASSETS LESS LIABILITES - .58%		93,390

NET ASSETS - 100.00%		16,106,209

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2013.
ADR - American Depository Receipt
NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At May 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,522,513 amounted to $1,495,054, which consisted of aggregate gross unrealized appreciation of $1,794,433 and aggregate gross unrealized depreciation of $299,379.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,460,637	$0	$0	$10,460,637
Closed-End Fund	194,370	$0	$0	$194,370
Real Estate Investment Trusts	$534,685	$0	$0	$534,685
Preferred Securities	$124,630	$0	$0	$124,630
Senior Note	$52,500	$0	$0	$52,500
Corporate Bonds	$0	1,743,853	$0	$1,743,853
Municipal Bonds	$0	1,200,125	$0	$1,200,125
Exchange Traded Funds	894,617	0	$0	$894,617
Structured Notes	$0	396,903	$0	$396,903
Cash Equivalents	410,499	$0	$0	$410,499
Total	$12,671,938	$3,340,881	$0	$16,012,819

	Archer Stock Fund
	Schedule of Investments
	May 31, 2013 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 95.19%

Accident & Health Insurance - 1.93%
2,000	Reinsurance Group of America, Inc.	$ 131,780

Agriculture Chemicals - 3.59%
650	CF Industries Holdings	124,124
1,200	Monsanto Co.	120,768
		244,892
Air Courier Services - 1.90%
12,523	Air T, Inc.	129,989

Aircraft Part & Auxiliary Equipment, NEC - 2.05%
1,800	Triumph Group, Inc.	139,770

Application Software - 2.20%
4,300	Microsoft Corp.	150,070

Asset Management - 2.05%
500	Blackrock, Inc.	139,600

Biological Products (No Diagnostic Substances) - 1.77%
1,200	Amgen, Inc.	120,636

Business Services - 2.09%
800	Visa, Inc.	142,512

Communication Services, NEC - 2.06%
2,300	DIRECTV, Inc. *	140,737

Computer Peripheral Equipment - 1.80%
14,000	Xerox Corp.	123,060

Computer Storage Devices - 4.09%
5,900	EMC Corp. *	146,084
2,100	Western Digital Corp.	132,972
		279,056
Drilling Oil & Gas Wells - 1.72%
1,900	Helmerich & Payne, Inc.	117,306

Farm Machinery & Equipment - 1.91%
1,500	Deere & Co.	130,665

Farm Products - 1.84%
1,800	Bunge Ltd.	125,280

Grain Mill Products - 1.80%
1,800	Corn Products International, Inc.	122,616

Household Appliances - 1.95%
3,400	AO Smith Corp.	133,280

Industrial Trucks Tractors Trailers & Stackers - 1.68%
3,200	Terex Corp. *	114,784

Life Insurance - 1.94%
3,000	MetLife, Inc.	132,630

Measuring & Controlling Devices - 2.07%
1,600	Thermo Fisher Scientific, Inc.	141,280

Mining Machinery & Equipment (No Oil & Gas Field) - 1.74%
2,200	Joy Global, Inc.	118,976

Miscellaneous Manufacturing Industries - 2.07%
7,900	International Game Technology	141,252

National Commercial Banks - 2.00%
2,500	JP Morgan Chase & Co.	136,475

Oil & Gas Equipment & Services - 1.84%
3,000	Halliburton Co.	125,550

Oil & Gas Filed Machinery & Equipment - 1.96%
1,900	National Oilwell Varco, Inc.	133,570

Oil, Gas Field Services - 3.41%
1,800	Oceaneering International, Inc.	130,464
1,400	Schlumberger N.V.	102,242
		232,706
Personal Computers - 1.98%
300	Apple, Inc.	134,921

Petroleum Refining - 1.82%
4,100	Suncor Energy, Inc.	124,271

Pharmaceutical Preparations - 1.83%
2,000	Roche Holding Ltd. *	124,680

Public Building & Related Furniture - 2.32%
2,500	BE Aerospace, Inc. *	158,600

Radio & TV Broadcasting & Communications- 1.95%
2,100	Qualcomm, Inc.	133,308

Railroads, Line-Haul Operating - 1.91%
1,700	Norfolk Southern Corp.	130,203

Retail-Grocery Stores - 1.91%
4,600	Natural Grocers by Vitamin Cottage, Inc. *	130,410

Retail-Miscellaneous Shopping Goods Stores - 1.66%
2,100	First Cash Financial Services, Inc. *	113,001

Retail-Variety Stores - 1.90%
2,700	Dollar Tree, Inc. *	129,708

Semiconductor-Related Devices - 1.92%
5,400	Intel Corp.	131,112

Services-Auto Rental & Leasing - 1.85%
2,000	Ryder Systems, Inc.	126,080

Services-Business Services - 4.19%
2,400	EBay, Inc. *	129,840
3,900	Liquidity Services, Inc. *	156,039
		285,879
Services-Computer Programming, Data Processing & Etc. - 3.91%
150	Google, Inc. *	130,682
3,300	Synaptics, Inc. *	136,158
		266,840
Services-Educational Services - 2.12%
4,500	Grand Canyon Education, Inc. *	144,540

Services-Medical Laboratories - 2.30%
5,100	Bio Reference Laboratories, Inc. *	157,335

Shipping - 1.98%
4,000	Oracle Corp.	135,120

Surgical & Medical Instruments & Apparatus - 1.76%
2,500	ResMed, Inc.	120,000

Wholesale-Drugs Proprietaries & Druggist - 2.33%
2,700	Nu Skin Enterprises, Inc. Class-A	158,760

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 2.12%
2,900	Enersys, Inc. *	144,507

TOTAL FOR COMMON STOCK (Cost $5,607,777) - 95.19%		6,497,747

REAL ESTATE INVESTMENT TRUSTS - 1.95%
800	Simon Property Group, Inc.	133,152

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $99,493) - 1.95%		133,152

SHORT TERM INVESTMENTS - 3.01%
205,166	Fidelity Money Market Portfolio Class Select 0.13%** (Cost $205,166)	205,166

TOTAL INVESTMENTS (Cost $5,955,792) - (100.14%)		6,836,065

LIABILITES IN EXCESS OF OTHER ASSETS - (.14%)		(9,797)

NET ASSETS - 100.00%		6,826,268

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2013.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At May 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,955,792 amounted to $880,273, which consisted of aggregate gross unrealized appreciation of $968,703 and aggregate gross unrealized depreciation of $88,429.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,497,747	$0	$0	$6,497,747
Real Estate Investment Trusts	$0	$0	$0	$0
Cash Equivalents	$205,166	$0	$0	$205,166
Total	$6,702,913	$0	$0	$6,702,913

	Archer Income Fund
	Schedule of Investments
	May 31, 2013 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 40.45%

Aerospce/Defense-Major Diversified - 1.24%
75,000	Exelis, Inc., 5.550%, 10/01/2021	79,033

Banks & Financial Institutions - .78%
50,000	Societe Generale Socgen Float, 2.5375%, 04/22/2020	49,511

Beverages-Soft Drinks - .84%
50,000	Cott Beverages, Inc., 8.375%, 11/15/2017	53,438

Bituminous Coal & Lignite Surface Mining - .83%
50,000	Peabody Energy Corp., 7.875%, 11/01/2026	53,015

Brewery - 1.99%
250,000	Ambev Intl Finance Co. Ltd., 9.500%, 07/24/2017	126,202

Commercial Banks-Western - .79%
50,000	Zions Bank, 5.500%, 05/10/2016	50,218

Commercial Services-Finance - 1.10%
800,000	GM Capital Corp., 8.870%, 06/02/2018	70,008

Computer & Office Equipment - 2.44%
100,000	Hewlett-Packard, 4.375%, 09/15/2012	102,389
50,000	Lexmark International, Inc., 5.125%, 03/15/2020	52,705
		155,094
Consumer Products - .88%
50,000	Avon Products, Inc., 5.750%, 03/01/2018	55,871

Distribution/Wholesale - 2.46%
100,000	Ingram Micro, Inc., 5.000%, 08/10/2022	104,218
50,000	Tech Data, 3.750% 09/21/2017	52,039
		156,257
Diversified Banking Institutions - 2.65%
66,000	Ally Financial, Inc., 6.700%, 06/15/2018	67,624
100,000	Bank of America Corp., 6.750%, 09/09/2013 (Australia)	100,855
		168,479
Diversified Financial Services - 1.61%
100,000	GE Capital Australia, 6.750%, 02/18/2014 (Australia)	102,426

Electric & Other Services Combined - .95%
50,000	CMS Energy, 6.250%, 02/01/2012	60,067

Electric Services - .89%
50,000	Southern California Edison Co., 6.250%, 08/01/2049	56,309

Enterprise Software/Services - 1.60%
100,000	BMC Software, Inc. 4.250%, 02/15/2022	101,430

Finance Services - .81%
50,000	Morgan Stanley, 4.900%, 02/23/2017	51,578

Guided Missiles & Space Vehicles & Parts - .86%
50,000	Alliant TechSystems, Inc., 6.875%, 09/15/2020	54,874

Medical-Generic Drugs - 1.39%
75,000	Watson Pharmaceuticals Inc., 6.125%, 08/15/2019	88,576

Metal Mining - 1.54%
100,000	Cliffs Natural Resources Inc., 4.875%, 04/01/2021	98,093

Miscellaneous Business Credit Institution - .87%
50,000	Ford Credit Canada Ltd., 7.500%, 08/18/2015	55,341

Motor Vehicle & Passenger Car Bodies - .79%
50,000	Ford Motors Credit Float, 11/20/2018	50,000

Multimedia - .89%
50,000	Time Warner, 4.750%, 03/29/2021	56,263

National Commercial Banks - 1.59%
100,000	Citigroup, Inc., 6.500%, 08/19/2013	101,203

Oil Company-Exploration & Production - 2.64%
100,000	Southwestern Energy Co., 7.125%, 10/10/2017	113,021
50,000	Whiting Petroleum Corp., 6.500%, 10/01/2018	54,375
		167,396
Retail-Consumer Electronics Stores - 1.19%
75,000	Best Buy, 6.750%, 07/15/2013	75,487

Retail-Discretionary - 1.59%
100,000	Staples, Inc., 4.375%, 01/12/2023	101,142

Retail-Auto & Home Supply Stores - .62%
35,000	Dillard Department Stores, 7.750%, 07/15/2026	39,200

Security Brokers, Dealers & Floation Co. - .81%
50,000	Morgan Stanley, 3.000%, 11/09/2019	51,125

Steel Works, Blast Furnaces, Rolling Mills (Coke Ovens) - 1.22%
75,000	Arcelormittal, 3.750%, 03/1/2016	77,250

Supranational Bank - .81%
650,000	International Bank Recon & Dev, 6.500%, 09/11/2013	51,142

Telephone Communications - .78%
200,000	Qwest Corp., 6.125%, 06/01/2053	49,700

Television Broadcasting Stations - 1.00%
54,000	CBS Broadcasting Inc., 7.125%, 11/01/2023	63,315

TOTAL FOR CORPORATE BONDS (Cost $2,571,384) - 40.45%		2,569,043

EXCHANGE TRADE FUNDS - 11.82%
800	iShares Barclays Intermediate Credit Bond	88,072
500	iShares IBoxx High Yield Corporate Bond	53,170
1,000	iShares IBoxx Investment Grade Corporate Bond	117,850
1,000	iShares JP Morgan Emerging Markets Bond	115,030
3,000	PowerShares Build America Bond	89,850
6,000	PowerShares Preferred	88,140
2,000	PowerShares Senior Loan Port	50,160
1,200	SPDR Barclays Capital Long Term Treasury	79,956
800	Vanguard Intermediate-Term Corp. Bond Idx ETF	68,648

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $719,165) - 11.82%		750,876

CLOSED-END MUTUAL FUNDS - 1.35%
4,200	Western Asset Emerging Market	85,932

TOTAL FOR CLOSED-END MUTUAL FUND (Cost $81,757) - 1.35%		85,932

REAL ESTATE INVESTMENT TRUST - 5.00%
2,000	Digital Realty Trust PFD, 6.625%, Series F	51,820
5,500	Duke Realty Corp. PFD, 6.500%, Series K	138,325
2,000	Regency Centers Corp., PFD 6.625%, 12/03/2049, Series 6	52,880
3,000	Public Storage PFD, 5.200%, 12/03/2049, Series 6	74,580

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $309,906) - 5.00%		317,605

SENIOR NOTE - 1.65%
4,000	US Cellular Corp., PFD 6.950%, 5/17/60	105,000

TOTAL FOR SENIOR NOTE (Cost $99,840) - 1.65%		105,000

MUNICIPAL BOND - 31.64%
25,000	Brier Creek School Bldg. Corp., 6.080%, 07/15/2024	28,912
35,000	Caddo County OK Gov't Bldg., 5.858%, 09/01/2025	36,742
60,000	City of Akron Ohio, 5.500%, 12/01/15	63,468
25,000	City of Auburndale Florida, 4.300%, 12/01/26	25,826
50,000	Commonwealth of Puerto Rico, 5.50%, 7/01/2014	51,706
50,000	County of Clark Nevada, 6.360%, 11/01/2024	58,717
30,000	Cleveland Ohio Income Tax Revenue, 6.060%, 10/01/2026	35,347
25,000	County of Reeves Texas, 6.750%, 12/01/2019	26,077
50,000	County of Reeves Texas, 5.000%, 12/01/2016	50,477
40,000	County of Reeves Texas, 6.375%, 12/21/2021	40,173
50,000	Dickinson County Michigan., 4.800%, 11/01/2018	51,994
100,000	Erie County NY Tobacco Asset Corp., 6.000%, 06/01/2028	99,026
35,000	Evansville Redevelopment Authority, 6.150%, 02/01/2024	38,485
40,000	Evansville Redevelopment BAB, 6.860%, 02/01/2029	45,104
25,000	Fresno County, CA Pension, 4.928%, 08/15/2019	25,745
50,000	Georgia Local Government 4.750%, 06/01/2028	50,266
50,000	Hoboken NJ Services, 5.330%, 02/01/2018	50,433
65,000	Hudson County, 6.890%, 03/01/2026	71,887
93,000	Iowa Tobacco Settlement Authority, 6.500%, 06/01/2023	92,394
50,000	Macomb Interceptor Drain District, 4.950%, 05/01/2025	54,618
60,000	Marlboro County SC School District, 7.250%, 12/01/2025	66,043
25,000	Missouri State Health & Educational Fac., 5.800%, 10/01/2023	27,456
75,000	Nassau County, NY Series F, 6.800%, 10/01/2027	86,488
20,000	North Vernon, 5.125%, 02/01/2024	20,092
25,000	Oregon State School Association Pension, 5.450%, 06/30/2024	28,993
75,000	Public Finance Authority, 5.750%, 06/01/2023	79,327
30,000	Saint Clair County School District No. 189 East St. Louis, 4.000%, 01/01/2021	29,121
50,000	State of Illinois, 5.665%, 03/01/2018	56,572
70,000	State of Illinois, 5.877%, 03/01/2019	79,561
50,000	State of Illinois, 6.200%, 07/01/2021	56,401
75,000	State of Illinois, 4.950%, 06/01/2023	78,902
125,000	TSACS, Inc., 4.750%, 06/01/2022	125,795
100,000	University of Central Florida, 5.125%, 10/01/2020	100,107
35,000	Van Buren MI Public Schools Bldg., 6.430%, 05/01/2029	39,358
25,000	Village of Bridgeview Illinois, 4.76%, 12/01/13	25,522
75,000	Westfield County Indiana Option Income Tax Revenue 3.50%, 11/01/16	75,484
35,000	Worcester County, 2.500%, 12/01/2018	36,856

TOTAL FOR MUNICIPAL BOND (Cost $1,990,920) - 31.64%		2,009,475

PREFERRED SECURITIES - 2.83%
2,000	First Republic Bank PFD, 6.700%, Series A	54,780
1,000	Citigroup Series C, 5.800%, PFD	25,040
3,000	PNC Financial Services Group, Inc. 5.375%	75,450
1,000	Wells Fargo Series P, 5.250%, PFD	24,590

TOTAL FOR PREFERRED SECURITIES (Cost $174,600) - 2.83%		179,860

STRUCTURED NOTE - 2.44%
100,000	Morgan Stanley, 4.500, 08/30/2015 **	103,160
50,000	Morgan Stanley & Co., 4.500%, 08/31/2015 **	51,625

TOTAL FOR STRUCTURED NOTE (Cost $147,625) - 2.44%		154,785

SHORT TERM INVESTMENTS - 1.69%
107,186	Fidelity Money Market Portfolio Class Select 0.13%** (Cost $107,186)	107,186

TOTAL INVESTMENTS (Cost $6,202,384) - 98.88%		6,279,762

OTHER ASSETS LESS LIABILITIES - 1.12%		71,015

NET ASSETS - 100.00%		6,350,777

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2013.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At May 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,202,384 amounted to $124,067, which consisted of aggregate gross unrealized appreciation of $173,390 and aggregate gross unrealized depreciation of $49,323.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$317,605	$0	$0	$317,605
Senior Notes	$105,000	$0	$0	$105,000
Exchange Trade Funds	$750,876	$0	$0	$750,876
Closed-End Fund	$85,932	$0	$0	$85,932
Corporate Bonds	$0	$2,569,043	$0	$2,569,043
Municipal Bonds	$0	$2,009,475	$0	$2,009,475
Preferred Securities	$179,860	$0	$0	$179,860
Structured Notes	$0	$154,785	$0	$154,785
Cash Equivalents	$107,186	$0	$0	$107,186
Total	$ 1,546,459	$4,733,303	$0	$6,279,762

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President

Date July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President

Date July 22, 2013

By /s/Gregory B. Getts

*Gregory B. Getts

Treasurer

Date July 22, 2013

* Print the name and title of each signing officer under his or her signature.